Provision for post-employment benefits - Sensitivity Analysis of Significant Actuarial Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ (7.6)	£ (8.8)
Increase/(decrease) in benefit obligation, due to decrease in assumption	8.0	9.1
Discount rate | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(6.4)	(7.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	6.6	7.8
Discount rate | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(3.4)	(4.0)
Increase/(decrease) in benefit obligation, due to decrease in assumption	3.6	4.3
Discount rate | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(0.6)	(0.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 0.6	£ 0.6
Rate of increase in salaries
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.8	£ 0.9
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.8)	(0.9)
Rate of increase in salaries | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.5	0.6
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (0.5)	£ (0.5)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.9	£ 1.1
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.9)	(0.7)
Rate of increase in pensions in payment | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1.7	2.1
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1.7)	(2.0)
Life expectancy | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	13.3	14.0
Life expectancy | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	5.3	5.9
Life expectancy | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 4.2	£ 4.8